Quarterly Financial Data (Details) (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Quarterly Financial Data
Net revenues	$ 266,238	$ 288,239	$ 296,701	$ 293,345	$ 255,202	$ 275,684	$ 286,138	$ 286,366	$ 244,103	$ 1,133,487	$ 1,092,291	$ 1,056,065
Net revenues less direct advertising expenses		184,996	193,501	190,287	155,651	175,189	186,543	186,541	145,551
Net (loss) income applicable to common stock	$ (22,907)	$ 6,280	$ 3,901	$ 11,335	$ (13,331)	$ (7,211)	$ 690	$ (9,028)	$ (24,918)	$ 8,185	$ (40,467)	$ (58,403)
Net (loss) income per common share basic		$ 0.07	$ 0.04	$ 0.12	$ (0.14)	$ (0.08)	$ 0.01	$ (0.10)	$ (0.27)	$ 0.09	$ (0.44)	$ (0.64)
Net (loss) income per common share diluted		$ 0.07	$ 0.04	$ 0.12	$ (0.14)	$ (0.08)	$ 0.01	$ (0.10)	$ (0.27)	$ 0.09	$ (0.44)	$ (0.64)